Commitments - Minimum lease rentals to be paid under non-cancellable leases (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Payment of minimum lease rentals	£ 321	£ 312
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Payment of minimum lease rentals	98	100
Between one and two years
Disclosure of finance lease and operating lease by lessee [line items]
Payment of minimum lease rentals	64	70
Between two and three years
Disclosure of finance lease and operating lease by lessee [line items]
Payment of minimum lease rentals	45	48
Between three and four years
Disclosure of finance lease and operating lease by lessee [line items]
Payment of minimum lease rentals	34	32
Between four and five years
Disclosure of finance lease and operating lease by lessee [line items]
Payment of minimum lease rentals	22	20
After five years
Disclosure of finance lease and operating lease by lessee [line items]
Payment of minimum lease rentals	£ 58	£ 42